Flat Rock Enhanced Income Fund
Schedule of Investments
March 31, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 106.01%
Principal
Amount Fair Value
ABPCI Direct Lending Fund ABS II LLC, Series 2022-2A, Class C, 8.24%,
3/1/2032
(b)
$ 5,500,000 $ 5,087,414
ABPCI Direct Lending Fund ABS Ltd., Series 2023-1A, Class E, 12.05%,
2/1/2035
(b)
16,500,000 16,020,542
ABPCI Direct Lending Fund CLO I LLC, Series 2023-12A, Class E, 15.00%,
4/29/2035 (3M US SOFR + 968bps)
(b)(c)
6,200,000 6,250,572
ABPCI Direct Lending Fund CLO Ltd., Series 2023-15A, Class E, 14.04%,
10/30/2035 (3M US SOFR +860bp)
(b)(c)
3,000,000 2,983,727
ABPCI Direct Lending Fund CLO Ltd., Series 2019-5A, Class D, 13.45%,
1/20/2036 (3M US SOFR+813bp)
(b)(c)
14,000,000 13,720,000
ABPCI Direct Lending Fund CLO Ltd., Series 2023-16A, Class E, 13.79%,
2/1/2036 (3M US SOFR +861bp)
(b)(c)
12,000,000 12,061,226
Allegro CLO Ltd., Series 2018-2A, Class E, 11.48%, 7/15/2031 (3M US
SOFR + 616bps)
(b)(c)
5,550,000 5,241,923
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E, 11.15%, 1/28/2031
(3M US SOFR + 576bps)
(b)(c)
1,200,000 1,182,230
Barings Middle Market CLO Ltd., Series 2023-IIA, Class E, 15.82%,
1/20/2032 (3M US SOFR +1043bp)
(b)(c)(d)
8,500,000 8,291,217
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 14.23%,
7/20/2033 (3M US SOFR + 891bps)
(b)(c)
1,000,000 990,728
Barings Middle Market CLO Ltd., Series 2023-IA, Class D, 13.96%,
1/20/2036 (3M US SOFR +862bp)
(b)(c)
11,500,000 11,449,370
BCC Middle Market CLO LLC, Series 2023-1A, Class E, 15.26%, 7/20/2035
(3M US SOFR + 984bps)
(b)(c)
3,750,000 3,735,533
BlackRock Maroon Bells CLO XI LLC, Series 2022-1A, Class E, 14.81%,
10/15/2034 (3M US SOFR + 950bps)
(b)(c)
4,275,000 4,256,584
Brightwood Capital MM CLO Ltd., Series 2020-1A, Class ER, 14.03%,
1/15/2031 (3M US SOFR + 872bps)
(b)(c)
13,000,000 12,719,947
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class E, 13.84%,
4/15/2036 (3M US SOFR+855bp)
(b)(c)
5,000,000 4,809,000
Churchill Middle Market CLO Ltd., Series 2019-1A, Class ER, 13.44%,
4/23/2036 (3M US SOFR+814bp)
(b)(c)
16,000,000 15,680,000
CIFC-LBC Middle Market CLO LLC, Series 2023-1A, Class E, 14.62%,
10/20/2035 (3M US SOFR + 930bps)
(b)(c)
3,750,000 3,769,935
Great Lakes CLO Ltd., Series 2021-5A, Class E, 13.08%, 4/15/2033 (3M US
SOFR + 776bps)
(b)(c)
9,950,000 9,347,336
Guggenheim Corporate Funding, Series 2023-6A, Class E, 14.49%,
1/25/2036 (3M US SOFR +911bp)
(b)(c)
7,500,000 7,468,366
HPS Private Credit CLO LLC, Series 2023-1A, Class E, 15.16%, 7/15/2035
(3M US SOFR + 985bps)
(b)(c)
11,000,000 11,039,991
HPS Private Credit CLO LLC, Series 2024-2A, Class E, 13.45%, 5/15/2036
(3M US SOFR+812bp)
(b)(c)
16,000,000 16,081,484
Ivy Hill Middle Market Credit Fund, Inc., Series 7A, Class ERR, 14.00%,
10/20/2033 (3M US SOFR + 868bps)
(b)(c)
3,000,000 2,924,022

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 106.01%
- continued
Principal
Amount Fair Value
MCF CLO IV LLC, Series 2014-1A, Class ERR, 14.23%, 10/20/2033 (3M
US SOFR +891bps)
(b)(c)
$ 1,500,000 $ 1,474,931
MCF CLO LLC, Series 2019-1A, Class ER, 13.54%, 4/17/2036 (3M US
SOFR+806bp)
(b)(c)
5,000,000 4,950,000
MCF CLO VIII Ltd., Series 2018-1A, Class E, 12.89%, 7/18/2030 (3M US
SOFR + 759bps)
(b)(c)
2,000,000 1,948,442
Monroe Capital MML CLO Ltd., Series 2019-2A, Class E, 14.28%,
10/22/2031 (3M US SOFR + 896bps)
(b)(c)
3,000,000 2,985,245
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 14.12%,
5/20/2033 (3M US SOFR + 880bps)
(b)(c)
6,000,000 5,909,592
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 14.00%,
11/22/2033 (3M US SOFR + 862bps)
(b)(c)
2,000,000 1,934,028
Monroe Capital MML CLO Ltd., Series 2023-1A, Class E, 14.52%,
9/23/2035 (3M US SOFR + 909 bps)
(b)(c)
3,000,000 2,989,566
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 12.48%,
4/15/2030 (3M US SOFR + 716bps)
(b)(c)
1,250,000 1,193,436
Monroe Capital MML CLO VII Ltd., Series 2018-2A, Class E, 12.84%,
11/22/2030 (3M US SOFR + 751bps)
(b)(c)
6,000,000 5,887,572
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 13.95%,
11/22/2033 (3M US SOFR + 862bps)
(b)(c)
4,200,000 4,061,458
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER, 14.07%,
5/20/2034 (3M US SOFR + 875bps)
(b)(c)
4,500,000 4,386,092
Mountain View CLO LLC, Series 2017-1A, Class E, 12.03%, 10/16/2029
(3M US SOFR + 671bps)
(b)(c)
1,750,000 1,729,329
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 13.28%, 10/15/2033
(3M US SOFR+795bp)
(b)(c)
6,000,000 6,000,000
Rad CLO Ltd., Series 2018-2A, Class ER, 11.58%, 10/15/2031 (3M US
SOFR + 626bps)
(b)(c)
3,600,000 3,606,136
Sound Point CLO Ltd., Series 2017-1A, Class E, 11.54%, 1/23/2029 (3M US
SOFR + 622bps)
(b)(c)
3,000,000 2,900,747
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 13.74%, 8/22/2033 (3M
US SOFR + 842bps)
(b)(c)
4,000,000 3,878,655
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $226,661,809) 230,946,376
SHORT-TERM INVESTMENTS - 6.06%
MONEY MARKET FUNDS - 6.06%
First American Government Obligations Fund, Class X, 5.23%
(e)
13,213,065 13,213,065
TOTAL SHORT-TERM INVESTMENTS (Cost $13,213,065) 13,213,065
TOTAL INVESTMENTS — 112.07% (Cost $239,874,874) 244,159,441
Liabilities in Excess of Other Assets — (12.07)% (26,299,505)
NET ASSETS — 100.00% $ 217,859,936

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2024 - (Unaudited)
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2024 was $230,946,376, representing 106.01% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 3.81% of the Fund's net assets.
(e) Rate disclosed is the seven day effective yield as of March 31, 2024.
Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
Reference Rates:
3M US SOFR - 3 Month SOFR as of March 31, 2024 was 5.35%